Segment Financial Information - Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss) (Detail) - MXN ($) $ in Thousands		3 Months Ended				6 Months Ended
	Aug. 28, 2025	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Sales:
Trade		$ 391,056,002		$ 408,844,951		$ 786,122,246		$ 814,064,308
Services income		565,020		683,115		1,088,279		1,362,137
(Impairment) of wells, pipelines, properties, plant and equipment, net		(34,573,356)		(9,903,148)		(40,193,684)		(17,548,991)
Cost of sales		306,874,481		363,565,950		587,829,302		685,751,323
Gross income		50,173,185		36,058,968		159,187,539		112,126,131
Distribution, transportation and sale expenses		7,022,655		5,236,938		11,267,346		7,732,620
Administrative expenses		57,546,077		43,751,747		104,461,951		84,476,456
Other revenue		4,073,061		4,331,494		16,435,185		8,581,117
Other expenses		777,253		2,753,666		7,405,536		3,452,548
Operating income		(11,099,739)		(11,351,889)		52,487,891		25,045,624
Financing income		2,318,433	[1]	3,655,162	[1]	7,087,585	[2]	10,194,451	[2]
Financing (cost)		38,466,912	[3]	37,014,725	[3]	79,868,780	[4]	71,100,482	[4]
Derivative financial instruments (cost) income, net		19,084,845		(10,064,456)		20,932,405		(15,783,317)
Foreign exchange income (loss), net	$ 18,166,523	134,685,055		(159,683,239)		119,627,066		(126,295,142)
Profit (loss) sharing in associates		298,801		234,319		366,102		265,216
Welfare oil duty		47,225,596		0		103,067,978		0
Total duties, taxes and other		78,531		59,104,735		1,376,867		90,973,707
Net (loss) income		59,516,356		(273,329,563)		16,187,424		(268,647,357)
Depreciation and amortization of wells, pipelines, properties, plant and equipment		37,493,932		41,377,932		73,397,952		74,258,629
Depreciation of rights of use		1,688,486		1,496,030		3,067,589		2,915,676
Net periodic cost of employee benefits		36,484,323		33,796,534		74,279,120		68,995,660
Interest income		2,208,194		2,399,744		5,408,589		6,188,008
Interest cost		34,600,527		35,615,087		72,985,312		67,765,838
Total current assets		459,685,722				459,685,722				$ 439,554,720
Total non-current assets		1,660,016,523				1,660,016,523				1,769,197,863
Total current liabilities		1,214,546,939				1,214,546,939				1,207,523,381
Total long-term liabilities		2,910,741,839				2,910,741,839				2,985,004,938
Total equity (deficit)		(2,005,586,533)		(1,605,749,447)		(2,005,586,533)		(1,605,749,447)		(1,983,775,736)	$ (1,652,978,810)
Intersegment eliminations
Sales:
Intersegment		(202,709,140)		(385,714,484)		(570,054,998)		(789,627,028)
Cost of sales		(201,008,473)		(382,103,636)		(557,788,759)		(769,704,562)
Transfer of good and services		(564,484)				(564,483)
Gross income		(1,136,183)		(3,610,848)		(11,701,756)		(19,922,466)
Distribution, transportation and sale expenses		(500,311)		(1,633,383)		(2,137,876)		(3,149,384)
Administrative expenses		(376,893)		(1,971,427)		(9,259,968)		(16,686,510)
Transfer of services		(398,548)
Other expenses								(85,701)
Operating income		(1,716)		(13,432)		12,064		(871)
Financing income		(30,087,683)		(66,658,342)		(123,198,918)		(153,991,237)
Financing (cost)		(30,089,399)		(66,671,774)		(123,186,854)		(153,992,108)
Profit (loss) sharing in associates		(79,451,943)		259,707,949		(61,540,567)		257,010,420
Net (loss) income		(79,451,943)		259,707,949		(61,540,567)		257,010,420
Total current assets		(7,903,755,156)				(7,903,755,156)				(3,675,846,301)
Total non-current assets		(57,026,230)				(57,026,230)				(450,532,299)
Total current liabilities		(7,903,669,647)				(7,903,669,647)				(3,675,760,337)
Total long-term liabilities		(1,267,013,983)				(1,267,013,983)				(1,458,503,067)
Total equity (deficit)		1,209,902,244				1,209,902,244				1,007,884,804
Eliminations And Reconciling Items
Sales:
Other expenses		141,285		7,394		82,571
Exploration and Extraction
Sales:
Trade		54,167,767				126,009,210
Intersegment		2,146,794				109,304,916
Services income		912				8,345
(Impairment) of wells, pipelines, properties, plant and equipment, net		(28,964,956)				(37,993,336)
Cost of sales		87,222,437				170,389,112
Transfer of good and services		(56,277,312)				(90,411,716)
Gross income		(3,594,608)				117,351,739
Distribution, transportation and sale expenses		41,069				97,720
Administrative expenses		8,254,385				21,791,284
Transfer of services		46,139,526
Other revenue		1,370,753				10,915,544
Other expenses		(2,556,795)				8,531,303
Operating income		(54,102,040)				51,707,450
Financing income		459,577				19,442,739
Financing (cost)		31,491,427				83,128,629
Derivative financial instruments (cost) income, net		22,412,164				47,746,601
Foreign exchange income (loss), net		153,814,581				142,409,542
Profit (loss) sharing in associates		106,996				106,996
Welfare oil duty		47,225,596				103,067,978
Total duties, taxes and other		0
Net (loss) income		43,974,255				75,216,721
Depreciation and amortization of wells, pipelines, properties, plant and equipment		32,587,239				63,624,507
Depreciation of rights of use		71,547				147,176
Net periodic cost of employee benefits		10,368,100				21,080,428
Interest income		23,111				66,873
Interest cost		(987,293)				(2,417,123)
Total current assets		247,158,712				247,158,712
Total non-current assets		870,177,490				870,177,490
Total current liabilities		759,075,024				759,075,024
Total long-term liabilities		1,778,803,895				1,778,803,895
Total equity (deficit)		(1,420,542,717)				(1,420,542,717)
Exploration and Production
Sales:
Trade				80,381,858				167,641,188
Intersegment				127,496,911				259,533,761
Services income				7,062				13,198
(Impairment) of wells, pipelines, properties, plant and equipment, net				26,544,569				19,014,931
Cost of sales				128,940,546				255,656,439
Gross income				105,489,854				190,546,639
Distribution, transportation and sale expenses				176,671				331,001
Administrative expenses				4,980,119				19,893,862
Other revenue				2,275,170				3,436,975
Other expenses				1,934,080				2,227,199
Operating income				100,674,154				171,531,552
Financing income				18,118,052				37,075,735
Financing (cost)				35,781,051				92,949,387
Derivative financial instruments (cost) income, net				3,101,430				(10,739,208)
Foreign exchange income (loss), net				(40,337,478)				(20,632,464)
Profit (loss) sharing in associates				118,177				106,495
Total duties, taxes and other				45,955,816				77,700,631
Net (loss) income				(62,532)				6,692,092
Depreciation and amortization of wells, pipelines, properties, plant and equipment				36,032,330				63,013,017
Depreciation of rights of use				79,551				160,421
Net periodic cost of employee benefits				9,524,925				19,412,723
Interest income				60,432				101,686
Interest cost				(1,289,026)				(2,909,555)
Total current assets										1,122,872,816
Total non-current assets										938,768,113
Total current liabilities										696,209,532
Total long-term liabilities										1,934,280,036
Total equity (deficit)										(568,848,639)
Industrial Processes
Sales:
Trade		131,327,830				256,729,007
Intersegment		72,386,982				149,458,896
Services income		30,789				51,809
(Impairment) of wells, pipelines, properties, plant and equipment, net		(10,865,572)				(8,950,886)
Cost of sales		87,689,472				289,862,435
Transfer of good and services		48,669,714				82,804,118
Gross income		56,520,843				24,622,273
Distribution, transportation and sale expenses		579,589				5,887,396
Administrative expenses		8,744,443				21,519,389
Transfer of services		11,022,652
Other revenue		575,033				1,094,282
Other expenses		(1,104,786)				(1,214,077)
Operating income		37,853,978				(11,498,804)
Financing income		95,278				193,817
Financing (cost)		920,156				21,481,318
Derivative financial instruments (cost) income, net		66,358				124,196
Foreign exchange income (loss), net		15,932,366				13,005,044
Net (loss) income		53,027,824				(19,657,065)
Depreciation and amortization of wells, pipelines, properties, plant and equipment		1,684,453				3,282,488
Depreciation of rights of use		669,795				1,362,873
Net periodic cost of employee benefits		9,576,172				23,796,800
Interest income		97,263				196,559
Interest cost		998,958				1,919,644
Total current assets		226,084,079				226,084,079
Total non-current assets		205,965,288				205,965,288
Total current liabilities		333,591,352				333,591,352
Total long-term liabilities		578,171,719				578,171,719
Total equity (deficit)		(479,713,704)				(479,713,704)
Industrial Transformation
Sales:
Trade				162,876,687				321,320,541
Intersegment				83,025,869				175,962,347
Services income				129,672				176,669
(Impairment) of wells, pipelines, properties, plant and equipment, net				(36,447,717)				(36,392,092)
Cost of sales				286,417,550				563,805,165
Gross income				(76,833,039)				(102,737,700)
Distribution, transportation and sale expenses				6,460,984				10,200,978
Administrative expenses				13,130,212				27,138,630
Other revenue				1,202,875				3,174,426
Other expenses				628,408				1,006,202
Operating income				(95,849,768)				(137,909,084)
Financing income				111,964				541,629
Financing (cost)				9,070,167				17,540,997
Derivative financial instruments (cost) income, net				134,318				156,741
Foreign exchange income (loss), net				(143,297,563)				(124,477,013)
Profit (loss) sharing in associates				141,501				(481,453)
Net (loss) income				(247,829,715)				(279,710,177)
Depreciation and amortization of wells, pipelines, properties, plant and equipment				2,462,100				5,382,944
Depreciation of rights of use				806,040				1,566,853
Net periodic cost of employee benefits				13,625,957				27,750,107
Interest income				103,461				345,114
Interest cost				803,101				1,545,832
Total current assets										225,147,273
Total non-current assets										590,508,074
Total current liabilities										1,728,102,735
Total long-term liabilities										575,378,552
Total equity (deficit)										(1,487,825,940)
Energy Transformation
Sales:
Trade		20,132,588				43,014,520
Intersegment		2,066,820				12,817,193
Services income		2,287				3,716
(Impairment) of wells, pipelines, properties, plant and equipment, net		5,257,172				6,750,538
Cost of sales		15,756,588				52,869,419
Transfer of good and services		16,970,941				16,970,941
Gross income		(5,268,662)				(7,254,393)
Distribution, transportation and sale expenses		6,635,523				7,070,774
Administrative expenses		4,017,994				4,347,390
Transfer of services		1,237,460
Other revenue		249,850				976,148
Other expenses		(2,595,414)				(198,329)
Operating income		(14,314,375)				(18,735,540)
Financing income		8,049				17,727
Financing (cost)		243,197				1,576,414
Foreign exchange income (loss), net		1,867,270				783,262
Net (loss) income		(12,682,253)				(19,510,965)
Depreciation and amortization of wells, pipelines, properties, plant and equipment		150,247				311,066
Depreciation of rights of use		238,123				476,246
Net periodic cost of employee benefits		4,937,157				5,674,891
Total current assets		19,331,278				19,331,278
Total non-current assets		13,706,363				13,706,363
Total current liabilities		46,441,519				46,441,519
Total long-term liabilities		38,613,250				38,613,250
Total equity (deficit)		(52,017,128)				(52,017,128)
Logistics
Sales:
Intersegment				21,356,659				47,053,985
Services income				125,330				247,635
(Impairment) of wells, pipelines, properties, plant and equipment, net				0				(171,830)
Cost of sales				17,770,354				38,613,054
Gross income				3,711,635				8,516,736
Distribution, transportation and sale expenses				75,331				156,381
Administrative expenses				3,113,482				7,628,389
Other revenue				288,531				428,958
Other expenses				73,329				100,651
Operating income				738,024				1,060,273
Financing income				5,085,301				10,009,689
Financing (cost)				113,516				188,074
Foreign exchange income (loss), net				(232,514)				(195,264)
Profit (loss) sharing in associates				1,000				1,005
Total duties, taxes and other				2,048,151				2,718,193
Net (loss) income				3,430,144				7,969,436
Depreciation and amortization of wells, pipelines, properties, plant and equipment				1,546,745				3,197,671
Depreciation of rights of use				101,379				184,726
Net periodic cost of employee benefits				2,132,369				4,532,084
Interest income				5,881				9,686
Interest cost				113,494				188,052
Total current assets										294,804,303
Total non-current assets										127,928,147
Total current liabilities										86,307,404
Total long-term liabilities										71,857,552
Total equity (deficit)										264,567,494
DPRLP
Sales:
Trade		44,627,707		36,443,936		86,773,298		75,731,508
Intersegment		4,085,918		4,191,797		10,157,247		10,587,880
Services income				189				189
Cost of sales		47,311,295		43,208,832		94,572,264		84,944,760
Gross income		1,402,330		(2,572,910)		2,358,281		1,374,817
Administrative expenses		581,534		407,525		982,592		793,223
Other revenue		31,431		4,477		(180,308)		7,892
Other expenses				39				39
Operating income		852,227		(2,975,997)		1,195,381		589,447
Financing income		209,431		294,335		426,661		544,536
Financing (cost)		34,764		59,622		71,636		94,061
Derivative financial instruments (cost) income, net				50,114				92,182
Total duties, taxes and other		9,175		14,297		11,177		48,019
Net (loss) income		1,017,719		(2,705,467)		1,539,229		1,084,085
Depreciation and amortization of wells, pipelines, properties, plant and equipment		706,214		546,688		1,527,687		1,086,616
Depreciation of rights of use		164,093		141,115		333,115		278,446
Interest income		72,220		80,210		142,238		168,334
Interest cost		34,764		59,622		71,636		94,061
Total current assets		37,324,652				37,324,652				32,870,141
Total non-current assets		31,479,666				31,479,666				34,744,185
Total current liabilities		11,487,143				11,487,143				7,891,750
Total long-term liabilities		2,754,108				2,754,108				1,950,666
Total equity (deficit)		54,563,067				54,563,067				57,771,910
Trading Companies
Sales:
Trade		131,646,697		125,830,318		259,927,115		237,448,242
Intersegment		108,406,353		131,813,310		224,281,594		251,549,157
Services income		394,286		413,480		757,842		909,804
Cost of sales		235,542,289		255,261,210		470,693,725		481,817,572
Gross income		4,905,047		2,795,898		14,272,826		8,089,631
Distribution, transportation and sale expenses		17,778		44,547		32,468		70,287
Administrative expenses		1,094,248		973,831		1,788,577		1,687,434
Other revenue		250,813		132,892		507,452		267,312
Other expenses		2,860		2,875		5,877		16,441
Operating income		4,040,974		1,907,537		12,953,356		6,582,781
Financing income		342,085		303,587		695,473		594,955
Financing (cost)		1,530,749		1,705,639		3,496,866		3,575,805
Derivative financial instruments (cost) income, net		48,999		(123,788)		(326,055)		(644,612)
Foreign exchange income (loss), net		(200,661)		(469,194)		(223,535)		(458,402)
Profit (loss) sharing in associates		3,490,571		(3,405,399)		9,372,009		2,011,406
Total duties, taxes and other		(48,318)		1,585,992		1,070,696		1,528,638
Net (loss) income		6,239,537		(5,078,888)		17,903,686		2,981,685
Depreciation and amortization of wells, pipelines, properties, plant and equipment		69,531		68,092		139,530		136,235
Depreciation of rights of use		380,473		165,334		441,240		349,543
Net periodic cost of employee benefits		(2,679)		(838)		(1,121)		1,575
Interest income		198,028		123,309		401,099		232,728
Interest cost		1,080,519		1,281,389		2,554,461		2,777,427
Total current assets		248,371,923				248,371,923				287,375,832
Total non-current assets		135,267,048				135,267,048				130,862,284
Total current liabilities		214,382,380				214,382,380				255,198,459
Total long-term liabilities		1,824,575				1,824,575				1,814,052
Total equity (deficit)		167,432,016				167,432,016				161,225,605
Corporate
Sales:
Intersegment				3,984,549				20,680,704
Services income				229				439
Cost of sales				345,972				550,181
Gross income				3,638,806				20,130,962
Distribution, transportation and sale expenses				105,190				90,646
Administrative expenses				21,089,075				40,703,996
Other revenue				94,448				154,826
Other expenses				31				73,347
Operating income				(17,461,042)				(20,582,201)
Financing income				45,927,650				114,406,269
Financing (cost)				56,110,727				109,327,911
Derivative financial instruments (cost) income, net				(13,226,530)				(4,648,420)
Foreign exchange income (loss), net				25,072,565				21,003,651
Profit (loss) sharing in associates				(248,337,275)				(260,831,141)
Total duties, taxes and other				9,179,826				8,639,331
Net (loss) income				(273,315,185)				(268,619,084)
Depreciation and amortization of wells, pipelines, properties, plant and equipment				141,106				284,137
Depreciation of rights of use				150,632				301,264
Net periodic cost of employee benefits				8,498,722				17,267,857
Interest income				1,669,357				4,546,423
Interest cost				34,001,347				64,999,656
Total current assets										2,040,342,693
Total non-current assets										(171,049,739)
Total current liabilities										2,051,344,378
Total long-term liabilities										1,801,449,926
Total equity (deficit)										(1,983,501,350)
Other Operating Subsidiary Companies
Sales:
Trade		9,153,413		3,312,152		13,669,096		11,922,829
Intersegment		13,616,273		13,845,389		64,035,152		24,259,194
Services income		136,746		7,153		266,567		14,203
Cost of sales		34,360,873		13,725,122		67,231,106		30,068,714
Transfer of good and services		(8,798,859)				(8,798,860)
Gross income		(2,655,582)		3,439,572		19,538,569		6,127,512
Distribution, transportation and sale expenses		249,007		7,598		316,864		32,711
Administrative expenses		35,230,366		2,028,930		63,292,687		3,317,432
Transfer of services		(58,001,090)
Other revenue		1,595,181		333,101		3,122,067		1,110,728
Other expenses		6,890,103		107,510		198,191		114,370
Operating income		14,571,213		1,628,635		16,853,984		3,773,727
Financing income		31,291,696		472,615		109,510,086		1,012,875
Financing (cost)		34,336,018		845,777		93,300,771		1,416,355
Derivative financial instruments (cost) income, net		(3,442,676)				(26,612,337)
Foreign exchange income (loss), net		(36,728,501)		(419,055)		(36,347,247)		(1,535,650)
Profit (loss) sharing in associates		76,153,177		(7,991,634)		52,427,664		2,448,484
Total duties, taxes and other		117,674		320,653		294,994		338,895
Net (loss) income		47,391,217		(7,475,869)		22,236,385		3,944,186
Depreciation and amortization of wells, pipelines, properties, plant and equipment		2,296,248		580,871		4,512,674		1,158,009
Depreciation of rights of use		164,455		51,979		306,939		74,423
Net periodic cost of employee benefits		11,605,573		15,399		23,728,122		31,314
Interest income		1,817,572		357,094		4,601,820		784,037
Interest cost		33,473,579		$ 645,160		70,856,694		$ 1,070,365
Total current assets		7,585,170,234				7,585,170,234				111,987,963
Total non-current assets		460,446,898				460,446,898				567,969,098
Total current liabilities		7,753,239,168				7,753,239,168				58,229,460
Total long-term liabilities		1,777,588,275				1,777,588,275				56,777,221
Total equity (deficit)		$ (1,485,210,311)				$ (1,485,210,311)				$ 564,950,380

[1]	Includes financing income from investments and gain on discount rate of plugging of wells in 2025 and 2024.
[2]	Includes financing income from investments and gain on discount rate of plugging of wells in 2025 and 2024.
[3]	Mainly interest on debt.
[4]	Mainly interest on debt.